UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):      [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC
                   Knoll Capital Management, L.P.
Address:           200 Park Avenue
                   Suite 3900
                   New York, New York 10166

Form 13F File Number: 028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, August 10, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:   24 Data Records



Form 13F Information Table Value Total:  $230,641,000



List of Other Included Managers:  NONE

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           Column 1              Column 2        Column 3  Column 4       Column 5     Column 6   Column 7       Column 8


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        NAME OF ISSUER           TITLE OF         CUSIP      VALUE     SHRS OR   SH/ PUT/  INV.   OTHER      VOTING AUTHORITY
                                  CLASS                     (x$1000)   PRN AMT   PR  CALL  DISCR. MNGRS.
                                                                                 N
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                                                                                                            SOLE    SHARED  NONE
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
Abraxis Biosciences Inc.           COM           00383E106   14264     598355    SH       SOLE             598355
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Alfacell Corp.                     COM           015404106    6502    2281430    SH       SOLE            2281430
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Altair Nanotechnologies            COM           021373105     308     100000    SH       SOLE             100000
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Ampex Corp.                        COM           032092306    2285     195972    SH       SOLE             195972
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ATP Oil and Gas Corp.              COM           00208J108   43795    1045241    SH       SOLE            1045241
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Bioveris Corp.                     COM           090676107    4281     531900    SH       SOLE             531900
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Carrizo Oil & Gas Inc.             COM           144577103    5574     178050    SH       SOLE             178050
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Encana Corp.                       COM           292505104    5264     100000    SH       SOLE             100000
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Flamel Technologies SA        SPONSORED ADR      338488109   14398    2065838    SH       SOLE            2065838
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Goldcorp Inc. New                  COM           380956409    1511      50000    SH       SOLE              50000
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Hudbay Minerals, Inc.              COM          NO CUSIP(1)   1520    123,600    SH       SOLE            123,600
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Hythiam Inc.                       COM           44919F104   15441    2575400    SH       SOLE            2575400
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Jed Oil                            COM           472310101    3000     187500    SH       SOLE             187500
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Medivation Inc.                    COM           58501N101   19502    3786950    SH       SOLE            3786950
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Newmont Mining Corp.               COM           651639106    5433     102663    SH       SOLE             102663
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On Track Innovation Ltd.           COM           M8791A109     103       8827    SH       SOLE               8827
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Parallel Pete Corp. Del            COM           699157103     344      13937    SH       SOLE              13937
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Parkervision Inc.                  COM           701354102   10862    1193734    SH       SOLE            1193734
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Pozen Inc.                         COM           73941U102     443      62989    SH       SOLE              62989
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Precision Drilling TR            TR UNIT         740215108   33675     110700    SH       SOLE             110700
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Radiologix Inc.                    COM           75040K109     529     223000    SH       SOLE             223000
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Silver Wheaton Corp.               COM           828336107    2166     230000    SH       SOLE             230000
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Storm Cat Energy Corp.             COM           862168101   22538    1010650    SH       SOLE            1010650
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Sulphco Inc.                       COM           865378103    3222     450000    SH       SOLE             450000
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(1) Hudbay Minerals, Inc.'s security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F
Securities as a 13F Security as defined in Section 13(f) the Securities Exchange Act of 1934. However, KOM Capital Management,
LLC, has chosen to include this security for informational purposes.